CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement of Comprehensive Income [Abstract]
NET INCOME (LOSS)	$ (112.3)	$ 10.3
OTHER COMPREHENSIVE INCOME:
Net reclassification adjustment for amounts recognized in net income (loss) as a component of net periodic benefit cost, net of income tax expense of $0.7 and $0.5 for the three months ended March 31, 2018 and 2017, respectively.	2.8	0.9
COMPREHENSIVE INCOME (LOSS)	$ (109.5)	$ 11.2